Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Accrued payroll and social insurance	2,938,675	2,310,507
Cash collected on behalf of the customers(a)	251,734	77,408
Other taxes payable	698,275	662,974
Accrued IPO cost	—	1,167,185
Accrued service expenses	872,257	789,427
Interest payable to investors	—	612,443
Others(b)	266,679	240,963
Accrued Expenses and Other Current Liabilities	5,027,620	5,860,907

a. The Group collects the EV charging considerations from end users on behalf of certain customers and pays to these customers on a regular basis.

b. Others as of December 31, 2023 mainly included accrued warranty and others as of December 31, 2024 mainly included accrued warranty and other payable.